Consolidated statement of changes in equity - EUR (€) € in Millions		Equity attributable to the owners	Share capital	Additional paid-in capital. [1]	Treasury shares.	Accumulated comprehensive losses [2]	Non-controlling interests.	Total
Beginning balance at Mar. 31, 2020		€ 61,410	€ 4,797	€ 152,629	€ (7,802)	€ (88,214)	€ 1,215	€ 62,625
Issue or reissue of shares		3		1	82	(80)		3
Share-based payments		64		64			4	68
Transactions with non-controlling interests ('NCI') in subsidiaries		(11)				(11)	(5)	(16)
Comprehensive (expense)/income	[3]	(1,950)				(1,950)	132	(1,818)	[4]
Dividends		(1,205)				(1,205)	(162)	(1,367)
Ending balance at Sep. 30, 2020		58,311	4,797	152,694	(7,720)	(91,460)	1,184	59,495
Beginning balance at Mar. 31, 2021		55,804	4,797	150,812	(6,172)	(93,633)	2,012	57,816
Issue or reissue of shares		1		1	90	(90)		1
Share-based payments		73		73			6	79
Transactions with non-controlling interests ('NCI') in subsidiaries		(38)				(38)	236	198
Comprehensive (expense)/income		2,354				2,354	292	2,646
Dividends		(1,254)				(1,254)	(391)	(1,645)
Purchase of treasury shares		(1,048)			(1,048)			(1,048)
Ending balance at Sep. 30, 2021		€ 55,892	€ 4,797	€ 150,886	€ (7,130)	€ (92,661)	€ 2,155	€ 58,047

[1]	Includes share premium, capital reserve, capital redemption reserve, merger reserve and share-based payment reserve. The merger reserve was derived from acquisitions made prior to 31 March 2004 and subsequently allocated to additional paid-in capital on adoption of IFRS.
[2]	Includes accumulated losses and accumulated other comprehensive income.
[3]	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was classified as held for sale. In December 2020, the Group announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed resulting in the following changes to the previously published results for the six months ended 30 September 2020: Total comprehensive expense for the financial period has increased by €85 million.
[4]	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was classified as held for sale. In December 2020, the Group announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed resulting in the following changes to the previously published results for the six months ended 30 September 2020: gross profit has declined by €97 million, operating profit has declined by €118 million, profit before taxation has declined by €118 million, profit for the financial period has declined by €87 million, total comprehensive expense for the financial period has increased by €85 million and basic profit per share and diluted profit per share has declined by 0.15 eurocents.